Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.00000001	$ 0.00000001	$ 0.00000001
Common stock, shares authorized	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Common stock, shares issued	158,244,931,162	149,562,566,584	149,562,566,584
Common stock, shares outstanding	158,244,931,162	149,562,566,584	149,562,566,584
Series A, Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Series B, Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 100	$ 100	$ 100
Preferred stock, shares authorized	60,000	60,000	60,000
Preferred stock, shares issued	57,748
Preferred stock, shares outstanding	57,748
Series C, Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 100	$ 100
Preferred stock, shares authorized	8,318	8,318
Preferred stock, shares issued	8,318
Preferred stock, shares outstanding	8,318